Intangible assets, net and goodwill	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Intangible assets, net and goodwill
11. Intangible assets, net and goodwill
a)
An analysis of intangible assets at December 31, 2018, 2019 and 2020 is as follows:

	For the year ended December 31, 2018
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	247,413,824	Ps.	4,227,244	Ps.	—	Ps.	1,508,274	Ps.	—	Ps.	(19,670,368)	Ps.	233,478,974
Accumulated amortization		(134,109,438)		—		—		(1,005,877)		(11,347,089)		16,281,825		(130,180,579)

Net		113,304,386		4,227,244		—		502,397		(11,347,089)		(3,388,543)		103,298,395

Trademarks		28,779,212		159,958		6,631		—		—		(738,635)		28,207,166
Accumulated amortization		(18,841,405)		—		—		—		(4,973,602)		275,046		(23,539,961)

Net		9,937,807		159,958		6,631		—		(4,973,602)		(463,589)		4,667,205

Customer relationships		26,985,714		74,637		15,556		—		—		(1,532,839)		25,543,068
Accumulated amortization		(16,129,495)		—		—		—		(3,754,312)		1,122,270		(18,761,537)

Net		10,856,219		74,637		15,556		—		(3,754,312)		(410,569)		6,781,531

Software licenses		15,055,598		2,004,550		3,006		(905,610)		—		(1,848,286)		14,309,258
Accumulated amortization		(7,815,161)		—		—		2,677,848		(3,491,629)		924,139		(7,704,803)

Net		7,240,437		2,004,550		3,006		1,772,238		(3,491,629)		(924,147)		6,604,455

Content rights		6,717,442		850,779		—		—		—		(18,512)		7,549,709
Accumulated amortization		(4,516,665)		—		—		—		(2,231,978)		(14,949)		(6,763,592)

Net		2,200,777		850,779		—		—		(2,231,978)		(33,461)		786,117

Total of intangibles, net	Ps.	143,539,626	Ps.	7,317,168	Ps.	25,193	Ps.	2,274,635	Ps.	(25,798,610)	Ps.	(5,220,309)	Ps.	122,137,703

Goodwill	Ps.	151,463,232	Ps.	—	Ps.	334,739	Ps.	(1,094,861)		—	Ps.	(5,136,613)	Ps.	145,566,497

	For the year ended December 31, 2019
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	233,478,974	Ps.	13,206,877	Ps.	7,844,339	Ps.	7,286,114	Ps.	—	Ps.	(15,715,442)	Ps.	246,100,862
Accumulated amortization		(130,180,579)		—		—		(2,391,624)		(11,577,160)		9,481,480		(134,667,883)

Net		103,298,395		13,206,877		7,844,339		4,894,490		(11,577,160)		(6,233,962)		111,432,979

Trademarks		28,207,166		53,467		—		(6,012)		—		(835,613)		27,419,008
Accumulated amortization		(23,539,961)		—		—		—		(1,008,483)		618,145		(23,930,299)

Net		4,667,205		53,467		—		(6,012)		(1,008,483)		(217,468)		3,488,709

Customer relationships		25,543,068		20,248		—		5,507		—		(2,693,812)		22,875,011
Accumulated amortization		(18,761,537)		—		—		—		(3,371,924)		2,357,831		(19,775,630)

Net		6,781,531		20,248		—		5,507		(3,371,924)		(335,981)		3,099,381

Software licenses		14,309,258		2,729,480		—		(949,858)		—		(2,984,770)		13,104,110
Accumulated amortization		(7,704,803)		—		—		(1)		(2,479,088)		2,183,149		(8,000,743)

Net		6,604,455		2,729,480		—		(949,859)		(2,479,088)		(801,621)		5,103,367

Content rights		7,549,709		1,427,694		—		1,638,007		—		(455,228)		10,160,182
Accumulated amortization		(6,763,592)		—		—		(8,720)		(1,772,779)		429,862		(8,115,229)

Net		786,117		1,427,694		—		1,629,287		(1,772,779)		(25,366)		2,044,953

Total of intangibles, net	Ps.	122,137,703	Ps.	17,437,766	Ps.	7,844,339	Ps.	5,573,413	Ps.	(20,209,434)	Ps.	(7,614,398)	Ps.	125,169,389

Goodwill	Ps.	145,566,497	Ps.	—	Ps.	10,869,571	Ps.	(843,005)		—	Ps.	(2,693,262)	Ps.	152,899,801

	For the year ended December 31, 2020
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	246,100,862	Ps.	15,079,714	Ps.	4,436,313	Ps.	1,502,981	Ps.	—	Ps.	(14,029,709)	Ps.	253,090,161
Accumulated amortization		(134,667,883)		—		—		105,892		(14,274,497)		14,227,424		(134,609,064)

Net		111,432,979		15,079,714		4,436,313		1,608,873		(14,274,497)		197,715		118,481,097

Trademarks		27,419,008		162,309		12,110		4,000		—		1,534,938		29,132,365
Accumulated amortization		(23,930,299)		—		—		(4,276)		(300,727)		(1,119,645)		(25,354,947)

Net		3,488,709		162,309		12,110		(276)		(300,727)		415,293		3,777,418

Customer relationships		22,875,011		1,935		2,689,718		(5,763)		—		4,018,365		29,579,266
Accumulated amortization		(19,775,630)		—		—		855		(1,654,237)		(3,996,593)		(25,425,605)

Net		3,099,381		1,935		2,689,718		(4,908)		(1,654,237)		21,772		4,153,661

Software licenses		13,104,110		2,445,784		36		(2,485,429)		—		4,236,645		17,301,146
Accumulated amortization		(8,000,743)		—		—		2,013,617		(2,667,870)		(3,578,452)		(12,233,448)

Net		5,103,367		2,445,784		36		(471,812)		(2,667,870)		658,193		5,067,698

Content rights		10,160,182		1,570,415		—		(313,942)		—		619,657		12,036,312
Accumulated amortization		(8,115,229)		—		—		—		(1,440,749)		(503,241)		(10,059,219)

Net		2,044,953		1,570,415		—		(313,942)		(1,440,749)		116,416		1,977,093

Total of intangibles, net	Ps.	125,169,389	Ps.	19,260,157	Ps.	7,138,177	Ps.	817,935	Ps.	(20,338,080)	Ps.	1,409,389	Ps.	133,456,967

Goodwill	Ps.	152,899,801	Ps.	—	Ps.	(7,014,120)	Ps.	(537,343)	Ps.	—	Ps.	(2,295,479)	Ps.	143,052,859

b) The aggregate carrying amount of goodwill is allocated as follows:

	2019		2020
Europe	Ps.	52,950,325	Ps.	53,388,139
Brazil		28,062,398		18,730,686
Puerto Rico		17,463,394		17,463,394
Dominican Republic		14,186,723		14,186,723
Colombia		12,124,685		12,253,743
México		10,148,380		10,148,380
Peru		2,739,947		2,710,979
Chile		2,364,816		2,558,098
El Salvador		2,499,552		2,499,544
United States (Tracfone)		3,220,105		3,362,900
Ecuador		2,155,384		2,155,384
Guatemala		3,245,613		2,301,533
Other countries		1,738,479		1,293,356

	Ps.	152,899,801	Ps.	143,052,859

c) The following is a description of the major changes in the “Licenses and rights of use” caption during the years ended December 31, 2018, 2019 and 2020:
2018 Acquisitions
i) In December, Dominican Republic acquired radio spectrum totaling Ps.709,829 (RD$ 1,831,427) with a useful life of 11 years.
ii) Additionally, in 2018, the Company acquired other licenses in Paraguay, Puerto Rico, Europe, Argentina, Chile and others countries in the amount of Ps.3,517,415.

2019 Acquisitions
i) In 2019, Claro Brasil increased its licenses value by Ps.3,457,251 by renewal licenses Anatel and reversion of IRU of Telxus referring to ICMS.
ii) In 2019, Austria acquired licenses to operate certain frequencies for Ps.3,023,732, (3.5 GHz; EUR 64.3 mn), Belarus (2.1 GHz; EUR 9.5 mn) and Croatia (2.1 GHz; EUR 7.2 mn).
iii) In 2019, Telmex increased its licenses value by Ps.459,668 for rights to use IFETEL with a validity of 20 years, and a right to use submarine cable with a validity of 10 years.
iv) In January 2019, Telcel acquired licenses for an amount of Ps.1,649,525 for PC´s 98 concessions titles and September 30, 2019 for 400 MHZ concessions titles.
v) In December 2019, Comcel increased its licenses value by Ps.2,753,768 or (468,511,573,375 Colombian pesos) in accordance with Res.3386 of December 23, granted Claro (Comcel) the 20 years renewal of 10 MHz of spectrum in the 1900 MHz band.
vi) Additionally, in 2019, the Company acquired other licenses in Puerto Rico, Argentina, Guatemala, Panamá and other countries in the amount of Ps.1,862,934.
2020 Acquisitions
i) In February 2020, Comcel increased its licenses value by Ps.9,246,825 for an auction of the 30 Mhz spectrum in the 2,500 band for a period of 20 years in accordance with resolution. 325,326 and 327 of February 20, 2020 issued by the Ministry of Information and Communication (MINTIC)
ii) In 2020, Telcel acquired licenses for an amount Ps.1,806,875 for Axtel and Ultra Vision concession titles valid from 2020 to 2040.
iii) In January 2020, CTE acquired licenses by Ps.620,052 for 12 pairs of frequencies, advance payment of Advanced Wireless Services (AWS) band and complementary payment of AWS band of block 4.
iv) In 2020, TAG acquired licenses for the right of us for Ps.1,704,280, in Slovenia and VIP Movil 1940E.
v) Additionally, in 2020, the Company acquired other licenses in Puerto Rico, Argentina, Uruguay, Honduras, Paraguay, Brasil and other countries in the amount of Ps.1,701,682.
Amortization of intangibles for the years ended December 31, 2018, 2019 and 2020 amounted to Ps.25,798,610, Ps.20,209,434 and Ps.20,338,080, respectively.
Some of the jurisdictions in which the Company operates can revoke their concessions under certain circumstances such as imminent danger to national security, national economy and natural disasters.